Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,164,357,128.50
Total Fee Amount	436,997.72
Total Offset Amount	0.00
Net Fee	$ 436,997.72
Offering Table N/A
Offset Table N/A	N/A